INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 1,410	$ 761
Deferred income tax liabilities, gross	(5,898)	(5,269)
Deferred income tax assets	124	112
Deferred income tax liabilities	(4,612)	(4,620)
Net deferred income tax liabilities	(4,488)	(4,508)	$ (3,346)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	1,002	397
Net deferred income tax liabilities	999	397	$ 394
Deferred tax assets recognized based on future projected profits	80	67
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	408	364
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(3,367)	(2,541)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(2,458)	(2,714)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (73)	$ (14)